THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

October 2, 2006

EDGAR CORRESPONDENCE

Linda B. Stirling, Esq.

Senior Counsel

Securities and Exchange Commission

Division of Investment Management

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Linda:

Enclosed for filing please find Post-Effective Amendment No. 72 (“PEA No. 72”) to the registration statement on Form N-1A for Unified Series Trust seeking registration of a new series, NS Appleseed Fund (the “Fund”).

Except for the following sections, the Fund’s prospectus and SAI conforms to the prospectus and SAI used by each other series of the Trust. We hereby request that the SEC staff selectively review only those sections that vary from the standard format and that are unique to the Fund, which are as follows:

PROSPECTUS

Risk/Return Summary
Fees and Expenses of Investing in the Fund
Management of the Fund

SAI
Additional Information About the Fund’s Investments and Risk Considerations
Investment Advisor
Proxy Voting Policy

If you have any questions regarding the Fund, please contact me at (314) 552-6295.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Dee Anne Sjögren

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